Condensed Consolidated Statements of Operations (Unaudited) (Q2) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Net sales	$ 4,110	$ 4,981	$ 4,507	$ 3,968	$ 3,652	$ 4,200	$ 3,952	$ 3,739	$ 3,396	$ 7,862	$ 7,620	$ 17,108	$ 15,287
Cost of sales	2,852			2,773						5,455	5,345	12,610	10,945
Gross profit	1,258	845	1,378	1,195	1,080	1,227	1,132	1,070	913	2,407	2,275	4,498	4,342
Selling, general, and administrative expenses	2,358			2,050						4,849	5,100	9,841	10,999
Research and development expenses	341			428						877	847	2,101	1,820
Operating loss	(1,441)			(1,283)						(3,319)	(3,672)	(7,444)	(8,477)
Interest expense	(106)			(44)						(189)	(85)	(43)	(272)
Other, net	4			7						(12)	3	(24)	(53)
Loss before provision for income taxes	(1,543)			(1,320)						(3,520)	(3,754)	(7,702)	(10,545)
Income tax provision				3							3	12	12
Net loss	$ (1,543)	$ (2,395)	$ (1,562)	$ (1,323)	$ (2,434)	$ (2,069)	$ (1,577)	$ (4,264)	$ (2,647)	$ (3,520)	$ (3,757)	$ (7,714)	$ (10,557)
Net loss per common share - basic and diluted (in Dollars per share)	$ (0.03)	$ (0.05)	$ (0.03)	$ (0.03)	$ (0.05)	$ (0.04)	$ (0.03)	$ (0.09)	$ (0.06)	$ (0.08)	$ (0.08)	$ (0.17)	$ (0.23)
Weighted average shares used in computing net loss per common share - basic and diluted (in Shares)	46,327			46,144						46,294	46,127	46,155	45,945